Subsequent events (Details) - EUR (€) € in Millions		12 Months Ended
	Feb. 24, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent events
Proceeds from long-term borrowings		€ 1,039	€ 139	€ 2,129
Borrowing related activity | EIB R&D Loan Facility
Subsequent events
Proceeds from long-term borrowings	€ 500